Long-term investment (Tables)	12 Months Ended
Dec. 31, 2019
Long-term investment
Schedule of Long-term Investment

As of December 31, 2018 and 2019, the long-term investment consisted of the following:

		December 31,
	Initial Cost	2018
	US$	US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	291,409
Zhengzhou Taike Real Estate Co., Ltd.	738,073	728,523
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	505,162,873	478,778,879
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	23,613,358
Madison Developments Limited.	19,095,969	16,743,122
Others	59,289,036	44,184,928
Total		564,340,219

		December 31,
	Initial Cost	2019
	US$	US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	286,689
Zhengzhou Taike Real Estate Co., Ltd.	738,073	716,723
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	488,227,667
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	18,333,122
Madison Developments Limited.	19,095,969	16,294,996
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	41,452,466
Others	69,160,051	48,308,262
Total		613,619,925

Schedule of equity method investees

December 31,
2019
US$
(in thousands)
Current assets	1,413,713
Noncurrent assets	411,764
Current liabilities	499,078
Non-current liabilities	460,617
Non-controlling interest	5,778
Gross revenue	68,353
Gross profit	14,976
Loss from continuing operations	(5,928)
Net loss	(10,691)
Net loss attributable to the Company	(11,614)